Share capital - Share Capital (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2023	Oct. 31, 2025	Oct. 31, 2024
Reconciliation Of Changes In Share Capital [Abstract]
Beginning balance		$ 300,643
Issued to pay fees in shares			$ 1,331
Issuance of shares through ATM		52	3,154
Issuance of share for settlement of convertible debentures			5,025
Share issuance cost		(292)	(97)
Options exercised		269	111
Warrants exercised		245	285
Ending balance		$ 329,642	$ 300,643
At the market offering | Top of range
Reconciliation Of Changes In Share Capital [Abstract]
Issuance amount allowable	$ 30,000
Share capital
Reconciliation Of Changes In Share Capital [Abstract]
Beginning balance (in shares)		80,787,017	75,299,147
Beginning balance		$ 300,643	$ 288,027
Issued to pay fees in shares (in shares)			658,754
Issued to pay fees in shares			$ 1,331
Acquisition (in shares)		5,864,373	378,486
Acquisition		$ 26,856	$ 900
Issuance of shares through ATM		$ 52	$ 3,154
Issuance of share for settlement of convertible debentures (in shares)			2,491,345
Issuance of share for settlement of convertible debentures			$ 5,025
Vested restricted share units (RSU) (in shares)		504,044	486,335
Vested restricted share units (RSU)		$ 1,388	$ 929
Share issuance costs (in shares)		0	0
Share issuance cost		$ (292)	$ (97)
Options exercised (in shares)		227,947	80,290
Options exercised		$ 664	$ 216
Warrants exercised (in shares)		89,800	104,600
Warrants exercised		$ 331	$ 358
Issuance of shares in connection with Secured Debentures (in shares)			230,760
Issuance of shares in connection with secured debentures			$ 800
Ending balance (in shares)		87,484,781	80,787,017
Ending balance		$ 329,642	$ 300,643
Share capital | At the market offering
Reconciliation Of Changes In Share Capital [Abstract]
Issuance of shares through ATM (in shares)		11,600	1,057,300
Issuance of shares through ATM		$ 52	$ 3,154